ACQUISITION OF BEADELL RESOURCES LIMITED	12 Months Ended
Dec. 31, 2020
ACQUISITION OF BEADELL RESOURCES LIMITED
ACQUISITION OF BEADELL RESOURCES LIMITED

5.       ACQUISITION OF BEADELL RESOURCES LIMITED

On the Acquisition Date, the Company acquired 100% of the issued and outstanding common shares of Beadell through the issuance of 103,593,043 Great Panther common shares to Beadell shareholders, representing approximately 38% of the post-Acquisition issued and outstanding Great Panther shares.  The share exchange represented a ratio of 0.0619 Great Panther shares for each Beadell share (the “Exchange Ratio”).  Additionally, the Company issued 9,749,727 share purchase warrants at an exercise price of $1.317 per share to replace the warrants previously issued by Beadell.  The number of Company share purchase warrants issued were equal to the number of the outstanding Beadell warrants on the Acquisition Date multiplied by the Exchange Ratio, at a price adjusted in accordance with the Exchange Ratio, on the same terms and conditions as the original warrants.

The Acquisition is a business combination and has been accounted for in accordance with the measurement and recognition provisions of IFRS 3, Business Combinations.  IFRS 3 requires that the purchase consideration be allocated to the assets acquired and liabilities assumed in a business combination based upon their estimated fair values at the date of acquisition. Acquisition costs consisting of advisory, legal, accounting, valuation, and other professional or consulting fees directly associated with the transaction to acquire Beadell of $2,923 were expensed as incurred during the year ended December 31, 2019.

On December 5, 2018, prior to the Acquisition, the Company entered into a loan agreement pursuant to which the Company advanced Beadell and its subsidiary, Mina Tucano Ltda (formerly Beadell Brasil Ltda) (“Mina Tucano”), as joint and several borrowers, a non-revolving term loan in the principal amount of $5,000 for their general working capital requirements.  Prior to the Acquisition, the Company received partial repayment of $3,000 of the principal amount advanced and payment of accrued interest of $69, and the remaining principal balance of $2,000 was paid on July 11, 2019.  Additionally, prior to the Acquisition, the Company also made a cash advance to Beadell of $354 in February 2019.  The total outstanding balance at Acquisition of $2,370 (after adjusting for foreign exchange differences) was considered part of the exchange in the business combination and was therefore included in the liabilities assumed on the Acquisition Date.

Pursuant to IFRS 3, adjustments made within the measurement period of one year from the Acquisition Date, which ends on March 5, 2020, are recognized as if the accounting for the business combination had been completed at the acquisition date.  In March 2020, the Company received a mineral resource and reserve estimate report for Tucano prepared by independent mining consultant firm, Roscoe Postle & Associates (“RPA”). The report is dated effective September 30, 2019 and provides updated information regarding the resources and reserves at Tucano that was not available at the initial reporting of the preliminary purchase price allocation at March 31, 2019.  The Company also received an updated reclamation obligation report for Tucano during the fourth quarter of 2019. The revised resource and reserve estimates presented in the report by RPA and the revised reclamation obligation gave rise to adjustments to amounts recognized for net identifiable assets and liabilities compared to those previously recognized on acquisition on a preliminary basis.  The most significant changes to the purchase price allocation includes a decrease in mineral property, plant and equipment of $29,492, an increase in the reclamation and remediation provision of $6,534, an increase in deferred income tax liability of $3,457, and an adjustment to increase goodwill by $38,682.

The following table summarizes the preliminary allocation of the purchase price to the assets acquired and liabilities assumed based on the preliminary estimates of fair value and the adjustments made pursuant to the revised estimate of mineral resources and reserves and reclamation obligation, at the Acquisition Date to arrive at the final purchase price allocation:

	Preliminary		Definitive
	Purchase Price		Purchase Price
	Allocation	Adjustments	Allocation
103,593,043 common shares issued (1)	$93,235	$—	$93,235
9,749,727 warrants issued	2,646	—	2,646
Consideration	95,881	—	95,881

Cash and cash equivalents	1,441	—	1,441
Trade and other receivables	26,733	(124)	26,609
Inventories	36,820	1,354	38,174
Other current assets	1,227	(352)	875
Restricted cash	61	—	61
Mineral properties, plant and equipment	143,147	(29,492)	113,655
Right-of-use assets	18,397	—	18,397
Exploration and evaluation assets	309	—	309
Other receivables – non-current	735	125	860
Trade payables and accrued liabilities	(29,024)	(126)	(29,150)
Borrowings	(69,473)	—	(69,473)
Lease liabilities	(18,397)	—	(18,397)
Deferred income tax liability	—	(3,457)	(3,457)
Great Panther loan advance	(2,370)	—	(2,370)
Reclamation and remediation provision	(6,375)	(6,534)	(12,909)
Other liabilities and provisions	(7,350)	(76)	(7,426)
Net identifiable assets acquired	95,881	(38,682)	57,199
Goodwill	—	38,682	38,682
	$95,881	$—	$95,881

(1) The common shares were valued at the closing price of the Company’s shares on the NYSE American on March 5, 2019 was ($0.90).

The report by RPA identified a significant difference in the amount of economically recoverable resources and reserves acquired and as a result of this difference, the fair value of the mineral properties was re-measured. The decrease in fair value for the mineral properties and recognition of a higher reclamation obligation resulted in goodwill being recognized. The goodwill was determined to be impaired during the quarter ended March 31, 2019.

The Company’s reported consolidated statement of profit (loss) for the nine months ended September 30, 2019 as originally reported has been adjusted as if the adjustment to the purchase price allocation and the accounting for the business combination had been completed at the Acquisition Date.  The following table details amounts previously reported for the nine months ended September 30, 2019 together with the profit or loss adjustments arising on the finalization of the accounting for the business combination:

	Preliminary		Definitive
	Purchase Price		Purchase Price
	Allocation	Adjustments	Allocation
Revenue	$132,974	$—	$132,974
Cost of sales
Production costs	97,051	2,496	99,547
Amortization and depletion	21,238	61	21,299
Share-based compensation	238	—	238
General and administrative expenses	8,574	—	8,574
Exploration, evaluation, and development expenses	10,148	—	10,148
Impairment of goodwill	—	38,682	38,682
Business acquisition costs	2,863	—	2,863
Care and maintenance costs	599	—	599
Finance and other expense	12,280	808	13,088
Loss before income taxes	(20,017)	(42,047)	(62,064)
Income tax expense	891	—	891
Net loss for the year	$(20,908)	$(42,047)	$(62,955)

The revenue and net loss of Beadell since the Acquisition Date included in the Consolidated Statement of Comprehensive Income (Loss) for the year ended December 31, 2019 are disclosed in note 30.

The revenue and net loss of the combined entity for the year ended December 31, 2019 as though the Acquisition had been as at January 1, 2019 would be $228,691 and $96,124, respectively.